Metropolitan Life Insurance Company
One Financial Center
Boston, Massachusetts 02111

May 6, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:  MetLife Insurance Company USA
     MetLife Investors USA Variable Life Account A
     File Nos. 333-200241 and 811-21851
     Rule 497(j) Certification

Commissioners:

On behalf of MetLife Insurance Company USA (the "Company") and MetLife Investors USA Variable Life Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplements and Statement of Additional Information ("SAI") being used for Equity Advantage VUL variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplements and SAI for that product contained in the Post-Effective Amendment No. 1 for the Account filed electronically with the Commission on April 16, 2015.

Please call the undersigned at (617) 578-2053 with any questions.

Sincerely yours,

/s/ John M. Richards

John M. Richards, Esq.
Assistant General Counsel